Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - Long Term Incentive Plans - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	144,147	144,147	148,906
Awards exercised	(40,788)	0	(4,759)
Awards lapsed	(13,897)	0	0
Ending balance	89,462	144,147	144,147
Balance exercisable, end of period	89,462	144,147	144,147